Schedules of Investments

July 31, 2026

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.97%
Aerospace - 6.42%
HEICO Corp., Class A	21,014	$5,406,482
TransDigm Group, Inc.	7,381	9,258,579
		14,665,061

Asset Managers And Custodians - 12.16%
Ares Management Corp., Class A	109,094	13,973,851
TPG, Inc., Class A	316,623	13,823,760
		27,797,611

Biotechnology - 2.49%
Medpace Holdings, Inc.(a)	9,874	5,698,384

Consumer Digital Services - 4.02%
Alphabet, Inc., Class C	25,749	9,183,381

Diversified Retailers - 4.74%
Amazon.com, Inc.(a)	39,916	10,840,387

Health Care Management Services - 5.28%
Elevance Health, Inc.	22,134	8,318,842
UnitedHealth Group, Inc.	9,019	3,737,474
		12,056,316

Health Care Services - 3.49%
IQVIA Holdings, Inc.(a)	33,952	7,979,399

Insurance Brokers - 7.04%
Ryan Specialty Holdings, Inc., Class A	364,413	16,092,478

Professional Business Support Services - 8.93%
Equifax, Inc.	58,745	10,140,562
TransUnion	130,675	10,273,668
		20,414,230

Real Estate Services - 1.90%
Jones Lang LaSalle, Inc.(a)	12,256	4,351,248

Reinsurance - 4.44%
Everest Group Ltd.	27,101	10,139,839

	Shares	Value
COMMON STOCKS - 98.97% (continued)
Software - 23.07%
Microsoft Corp.	33,467	$15,552,784
Nice Ltd. - Sponsored ADR(a)	72,193	7,131,946
Salesforce, Inc.	24,074	4,430,098
SAP SE	79,266	14,412,831
ServiceNow, Inc.(a)	100,420	11,169,717
		52,697,376

Specialty Retailers - 2.03%
CarMax, Inc.(a)	81,100	4,643,786

Transaction Processing Services - 12.96%
Fiserv, Inc.(a)	146,997	7,929,018
Mastercard, Inc., Class A	26,179	15,003,185
Visa, Inc., Class A	18,241	6,678,577
		29,610,780

TOTAL COMMON STOCKS
(Cost $168,690,489)		226,170,276

	Shares	Value
MONEY MARKET FUNDS - 1.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64% (7-day yield)	2,459,187	2,459,187

TOTAL MONEY MARKET FUNDS
(Cost $2,459,187)		2,459,187

TOTAL INVESTMENTS - 100.05%
(Cost $171,149,676)		$228,629,463

Liabilities in Excess of Other Assets - (0.05)%		(121,378)

NET ASSETS - 100.00%		$228,508,085

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

Ltd. – Limited

SE - Société Européenne (French: European Society/Company)

See Notes to Schedules of Investments.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.76%
Asset Managers And Custodians - 4.92%
TPG, Inc., Class A	91,648	$4,001,352

Biotechnology - 4.54%
Medpace Holdings, Inc.(a)	6,394	3,690,041

Building Materials: Other - 6.84%
Forterra PLC(b)(c)	1,462,754	2,752,102
Fortune Brands Innovations, Inc.	56,990	2,807,327
		5,559,429

Cement - 4.97%
Ibstock PLC(b)(c)	3,214,461	4,035,514

Diversified Industrials - 3.67%
Sdiptech AB, Class B(a)	117,457	2,982,620

Electrical Components - 2.43%
Littelfuse, Inc.	4,472	1,977,205

Electronic Equipment: Gauges And Meters - 1.75%
Badger Meter, Inc.	10,578	1,421,154

Entertainment - 3.51%
CTS Eventim AG & Co. KGaA	42,273	2,851,706

Food Retailers And Wholesalers - 5.04%
Premium Brands Holdings Corp.	61,949	4,096,937

Household Furnishings - 6.14%
MillerKnoll, Inc.	221,423	4,986,446

Industrial Suppliers - 4.34%
StandardAero, Inc.(a)	120,311	3,526,315

Insurance Brokers - 6.86%
Ryan Specialty Holdings, Inc., Class A	126,178	5,572,021

	Shares	Value
COMMON STOCKS - 97.76% (continued)
Professional Business Support Services - 12.93%
ABM Industries, Inc.	59,299	$2,841,015
Genpact Ltd.	72,137	2,537,058
ISS A/S	17,730	786,116
TransUnion	55,242	4,343,126
		10,507,315

Real Estate Services - 12.28%
Colliers International Group, Inc.	36,401	3,587,319
Jones Lang LaSalle, Inc.(a)	7,541	2,677,281
Savills PLC	299,548	3,714,172
		9,978,772

Reinsurance - 6.41%
Everest Group Ltd.	13,933	5,213,032

Rental And Leasing Services: Consumer - 4.00%
PROG Holdings, Inc.	73,940	3,254,839

Semiconductors - 2.78%
Qorvo, Inc.(a)	24,968	2,261,352

Specialty Retailers - 2.18%
CarMax, Inc.(a)	30,981	1,773,972

Telecommunications Services - 2.17%
Ituran Location and Control Ltd.	31,957	1,762,748

TOTAL COMMON STOCKS
(Cost $68,932,117)		79,452,770

	Shares	Value
MONEY MARKET FUNDS - 2.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.64% (7-day yield)	1,806,358	1,806,358

TOTAL MONEY MARKET FUNDS
(Cost $1,806,358)		1,806,358

See Notes to Schedules of Investments.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

TOTAL INVESTMENTS - 99.98%
(Cost $70,738,475)	$81,259,128

Other Assets in Excess of Liabilities - 0.02%	17,821

NET ASSETS - 100.00%	$81,276,949

(a)	Non-income producing security.
(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2026, these securities had an aggregate value of $6,787,616 or 8.35% of net assets.
(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, the aggregate market value of these securities was $6,787,616, representing 8.35% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

KGaA – Kommanditgesellschaft auf Aktien (German: Limited Partnership)

Ltd. – Limited

PLC - Public Limited Company

See Notes to Schedules of Investments.

Vulcan Value Partners

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, non-diversified management investment companies registered under the 1940 Act. Each Fund’s investment objective is long-term capital appreciation.

The Funds both commenced operations of their Investor Class shares and Institutional Class shares on December 30, 2009 and May 1, 2019, respectively, as mutual funds that were series of Financial Investors Trust (the "Predecessor Funds"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by their respective Fund. In connection with this acquisition as of the close of business on September 12, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Fund. Vulcan Value Partners Fund net assets of $385,874,088, Investor Class net asset value (“NAV”) per share of $30.60 and shares outstanding of 4,768,031, Institutional Class NAV per share of $30.90 and shares outstanding of 7,767,107, and net unrealized appreciation/depreciation of $90,184,138, and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. Vulcan Value Partners Small Cap Fund net assets of $125,205,806, Investor Class NAV per share of $12.87 and shares outstanding of 2,210,608, Institutional Class NAV per share of $13.02 and shares outstanding of 7,431,765, and net unrealized appreciation/depreciation of $28,010,174, and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as that of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of each Predecessor Fund has been adopted by the corresponding Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Each Fund offers Investor and Institutional Class shares. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset values (“NAVs”) of the Funds are determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAVs are determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Vulcan Value Partners LLC (the “Adviser“) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Vulcan Value Partners

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2026:

Vulcan Value Partners Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$226,170,276	$–	$–	$226,170,276
Money Market Funds	2,459,187	–	–	2,459,187
Total	$228,629,463	$–	$–	$228,629,463

Vulcan Value Partners Small Cap Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$79,452,770	$–	$–	$79,452,770
Money Market Funds	1,806,358	–	–	1,806,358
Total	$81,259,128	$–	$–	$81,259,128

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.